Accounts receivable - Net: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020	Apr. 01, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 2,541,923	$ 1,878,238
Points to add interest rate	1.25%	1.25%
Increase in impairment allowance for accounts receivable		$ 28,519
Decrease in impairment allowance for accounts receivable	$ 15,517
Provision impairment	128,000
Accounts receivables	2,843,870	2,191,439
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	1,917,501	1,487,553
Unimpaired past due | Three months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	147,309	211,995
Unimpaired past due | Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	158,331	253,291
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 1,323,005	$ 1,139,818
Banco Popular De Puerto Rico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate			0.50%	0.50%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate	7.00%	7.00%
Notes received pledged		$ 4,463
Term of guaranteed notes receivable	1 year 6 months	1 year 6 months
Increase in impairment allowance for accounts receivable	$ 5,707	$ 9,331
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate	4.00%
Increase in impairment allowance for accounts receivable	$ 3,974
Decrease in impairment allowance for accounts receivable		1,575
Provision impairment	17,401	1,575
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable	7,997	36,275
Provision impairment	$ 7,997	$ 36,275
Domestic traffic (in percent)	91.00%	94.00%